Note 17 - Trade Receivables - Summary of the Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Guaranteed	$ 247,079	$ 355,508
Not guaranteed	1,045,366	684,901
	1,292,445	1,040,409
Allowance for doubtful accounts (see Note 23 (i))	(78,385)	(85,724)
Net Value	1,214,060	954,685
Current trade receivables, not due [member]
Statement Line Items [Line Items]
Guaranteed	219,764	272,393
Not guaranteed	841,737	518,984
	1,061,501	791,377
Allowance for doubtful accounts (see Note 23 (i))		(62)
Net Value	1,061,501	791,315
Current trade receivables, past due, less than 180 days [member]
Statement Line Items [Line Items]
Guaranteed	22,978	32,241
Not guaranteed	115,245	87,379
	138,223	119,620
Allowance for doubtful accounts (see Note 23 (i))		(67)
Net Value	138,223	119,553
Current trade receivables, past due, greater than 180 days [member]
Statement Line Items [Line Items]
Guaranteed	4,337	50,874
Not guaranteed	88,384	78,538
	92,721	129,412
Allowance for doubtful accounts (see Note 23 (i))	(78,385)	(85,595)
Net Value	$ 14,336	$ 43,817